Commitments and contingencies - Geographic Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Third party reinsurance
Net written premiums	$ 1,502.6	$ 1,357.1	$ 1,090.2
U.S.
Third party reinsurance
Net written premiums	922.3	794.7	563.1
Europe
Third party reinsurance
Net written premiums	268.9	276.5	262.3
Canada, the Caribbean, Bermuda and Latin America
Third party reinsurance
Net written premiums	102.5	103.6	111.4
Asia and Other
Third party reinsurance
Net written premiums	$ 208.9	$ 182.3	$ 153.4